Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

Note 12    Related party transactions

Transactions with the French State and affiliated bodies

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA.

The communication services provided to the French State are awarded as part of a competitive process arranged by each department according to the nature of the service. They have no material impact on consolidated revenues.

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except for the use of spectrum resources. These resources are allocated after a competitive process.

Transactions with the main associates and joint ventures

The main transactions between the Group and its associates and joint ventures are reflected as follows in Orange’s consolidated financial statements:

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Assets
Non-current financial assets	43	43	9
Trade receivables	254	417	39
o/w Orange Concessions(1)	209	372	—
Current financial assets	12	12	5
Other current assets	40	52	—

Liabilities
Current financial liabilities	—	—	—
Trade payables	11	14	5
Other current liabilities	2	1	0
Customer contract liabilities	154	153	3
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	146	151	—

Income statement
Revenue	726	139	14
o/w Orange Concessions	705	124	—
Operating income	700	135	(7)
Finance costs, net	2	1	—
Net income	702	129	(7)

(1)	Transactions between the Group and Orange Concessions mainly comprise Orange SA receivables from Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.
(2)	Customer contract liabilities mainly correspond to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to the FiberCo in Poland.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6.4);

–  the French State, and its departments in Bpifrance Participations and central State departments (see Notes 10 and 15);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 11).